Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 06, 2021
Class of Warrant or Right [Line Items]
Exercise price, per warrant or right (in usd per share)			$ 7.35
Warrant fair value			$ 10,000
Issuance of warrants, net of transaction costs		$ 9,868
Expected volatility	80.23%
Blackstone | Warrants [Member] | Investor
Class of Warrant or Right [Line Items]
Net allocated consideration based on relative fair value after transaction costs	$ 10,700
American Depositary Shares Under Blackstone Agreement
Class of Warrant or Right [Line Items]
Securities called by warrants (in shares)			3,265,306
Minimum | ADS | Measurement Input, Expected Term
Class of Warrant or Right [Line Items]
Expected option life (years)	4 years 6 months
Ordinary shares
Class of Warrant or Right [Line Items]
Warrant discount		3,600
Issuance of warrants, net of transaction costs		$ 6,400
Expected volatility	0.00%
Ordinary shares | Ordinary Shares Represented by ADSs Under Blackstone Agreement
Class of Warrant or Right [Line Items]
Securities called by warrants (in shares)			3,265,306